Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of January 1st, 2018		164,445	44,991,815	16,444,477	0.01
01/26/2018	Capital increase by issuance of ordinary shares - Exercise of 1,803 BSPCE by Company employees	1,803	106,384	180,300	0.01
04/17/2018	Capital increase by issuance of ordinary shares – Company’s private placement	55,725	35,441,100	5,572,500	0.01
04/17/2018	Transaction costs related to the Company’s private placement	—	(3,079,174)	—	—
04/18/2018	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees	600	—	60,000	0.01
Balance as of January 1st, 2019		222,573	77,460,125	22,257,277	0.01
01/23/2019	Capital increase by issuance of ordinary shares — Exercise of 274 BSPCE by Company employees	274	17,693	27,400	0.01
01/26/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2018‑1)	100	—	10,000	0.01
04/18/2019	Capital increase by issuance of ordinary shares — Vesting of AGA by Company employees (AGA 2017‑1)	775	—	77,500	0.01
09/20/2019	Capital increase by issuance of ordinary shares — Company’s private placement	41,600	8,236,798	4,159,999	0.01
09/20/2019	Transaction costs related to the Company’s private placement	—	(312,294)	—	—
10/02/2019	Capital increase by issuance of ordinary shares — Company’s private placement	3,139	621,593	313,936	0.01
10/02/2019	Transaction costs related to the Company’s private placement	—	(12,023)	—	—
Balance as of January 1st, 2020		268,461	86,011,893	26,846,112	0.01
01/26/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2018-2)	633	—	63,300	0.01
02/07/2020	Capital increase by issuance of ordinary shares – Company’s private placement	37,783	14,962,218	3,778,338	0.01
02/07/2020	Transaction costs related to the Company’s private placement	—	(319,564)	—	—
04/17/2020	Appropriation of the issue premium	—	(48,000,000)	—	—
06/28/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2019-2)	2,270	—	227,000	0.01
07/15/2020	Capital increase by issuance of ordinary shares – Company’s initial public offering	74,783	94,024,272	7,478,261	0.01
07/15/2020	Transaction costs related to the Company’s initial public offering	—	(7,077,866)	—	—
11/30/2020	Capital increase by emission of ordinary shares – exercise of 10,000 BSA by Karen Aïach, former administrator (BSA 2017)	100	66,650	10,000	0.01
12/14/2020	Capital increase by issuance of ordinary shares – Vesting of AGA by Company employees (AGA 2018-3)	2,273	—	227,250	0.01
Balance as of December 31, 2020		386,302	139,667,603	38,630,261	0.01

BSPCE and BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	December 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.68	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	December 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Exercised	Forfeited	2019	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	December 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	December 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total stock options			337,200	10,000	(27,400)	(45,000)	274,800	167,467

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Exercised	Forfeited	2018	exercisable
BSPCE—2015 plan	May 25, 2015	0.67	54,700	—	(31,900)	—	22,800	22,800
BSPCE—2013 plan	December 13, 2013	0.59	161,800	—	(148,400)	—	13,400	13,400
Total BSPCE			216,500	—	180,300	—	36,200	36,200
BSA—2017 plan	May 29, 2017	6.67	195,000	—	—	(20,000)	175,000	65,000
BSA—2018 plan	December 14, 2018	6.067	—	126,000	—	—	126,000	—
Total BSA			195,000	126,000	—	(20,000)	301,000	65,000
Total stock options			411,500	126,000	(180,300)	(20,000)	337,200	101,200

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018‑2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018‑3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019‑1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019‑2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA — 2017-1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA — 2018-1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA — 2018-2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA — 2018-3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA — 2019-1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA — 2019-2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Vesting	Forfeited	2018	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	79,900	—	—	(2,400)	77,500	—
AGA—2017‑2 plan	April 18, 2017	7.35	60,000	—	(60,000)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	—	10,000	—	—	10,000	—
AGA—2018‑2 plan	January 26, 2018	5.76	—	65,700	—	—	65,700	—
AGA—2018‑3 plan	December 14, 2018	6.28	—	265,700	—	—	265,700	—
Total AGA			139,900	341,400	(60,000)	(2,400)	418,900	—

BSPCE Share Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

BSPCE
2013-1
Decision of issuance by the Board of Directors	11/25/2013
Grant date	12/13/2013
Beneficiary	Employees
Number of BSPCE granted	9,027
Expiration date	12/31/2023
Number of shares per BSPCE	100
BSPCE exercise price (€)	58.50

BSA Share warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		BSA		BSA	BSA
	BSA 2017	2018-1	BSA 2019	2019 bis	2019 ter
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030
Number of BSA granted	195,000	126,000	10,000	10,000	36,000
Number of shares per BSA	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68
Performance condition	No	No	No	No	No
Valuation method	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90
Expected volatility	40%	40%	40%	40%	40%
Average life (years)	6	6	5.5	6	6
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%
Expected dividends	—	—	—	—	—

AGA Bonus Share Award Plans Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	AGA	AGA	AGA	AGA	AGA	AGA
	2017-1	2018-1	2018-2	2018-3	2019-1	2019-2
Decision of issuance by the Board of Directors	04/18/2017	01/26/2018	01/26/2018	12/14/2018	06/28/2019	06/28/2019
Grant date	04/18/2017	01/26/2018	01/26/2018	12/14/2018	06/28/2019	06/28/2019
Beneficiary	Employees	Employees	Employees	Employees	Employees	Employees
Vesting period (year)	2	1	2	2	2	1
Holding period (year)	1	1	1	1	1	1
Service condition	Yes	Yes	Yes	Yes	Yes	Yes
Performance condition	No	No	No	No	No	No
Number of AGA granted	92,300	10,000	65,700	265,700	37,500	246,000
Number of shares per AGA	1	1	1	1	1	1
Fair value per share at grant date (€)	7.04	5.54	5.54	6.05	1.92	1.92

Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	Exercised	Forfeited	2020	exercisable
BSPCE — 2013 plan	December 13, 2013	0.59	8,800	—	—	—	8,800	8,800
Total BSPCE			8,800	—	—	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.68	140,000	—	(10,000)	—	130,000	130,000
BSA — 2018 plan	December 14, 2018	6.07	116,000	—	—	—	116,000	77,334
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	—	10,000	—	—	10,000	—
BSA 2019 Ter	March 9, 2020	3.68	—	36,000	—	—	36,000	—
Total BSA			266,000	46,000	(10,000)	—	302,000	217,334
Total			274,800	46,000	(10,000)	—	310,800	226,134

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Exercised	Forfeited	2019	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	December 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	December 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total stock options			337,200	10,000	(27,400)	(45,000)	274,800	167,467

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Exercised	Forfeited	2018	exercisable
BSPCE—2015 plan	May 25, 2015	0.67	54,700	—	(31,900)	—	22,800	22,800
BSPCE—2013 plan	December 13, 2013	0.59	161,800	—	(148,400)	—	13,400	13,400
Total BSPCE			216,500	—	180,300	—	36,200	36,200
BSA—2017 plan	May 29, 2017	6.67	195,000	—	—	(20,000)	175,000	65,000
BSA—2018 plan	December 14, 2018	6.067	—	126,000	—	—	126,000	—
Total BSA			195,000	126,000	—	(20,000)	301,000	65,000
Total stock options			411,500	126,000	(180,300)	(20,000)	337,200	101,200

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018‑2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018‑3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019‑1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019‑2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA — 2017-1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA — 2018-1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA — 2018-2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA — 2018-3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA — 2019-1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA — 2019-2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Vesting	Forfeited	2018	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	79,900	—	—	(2,400)	77,500	—
AGA—2017‑2 plan	April 18, 2017	7.35	60,000	—	(60,000)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	—	10,000	—	—	10,000	—
AGA—2018‑2 plan	January 26, 2018	5.76	—	65,700	—	—	65,700	—
AGA—2018‑3 plan	December 14, 2018	6.28	—	265,700	—	—	265,700	—
Total AGA			139,900	341,400	(60,000)	(2,400)	418,900	—

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Exercised	Forfeited	2019	exercisable
BSPCE — 2015 plan	May 25, 2015	0.67	22,800	—	(22,800)	—	—	—
BSPCE — 2013 plan	December 13, 2013	0.59	13,400	—	(4,600)	—	8,800	8,800
Total BSPCE			36,200	—	(27,400)	—	8,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	175,000	—	—	(35,000)	140,000	120,000
BSA — 2018 plan	December 14, 2018	6.07	126,000	—	—	(10,000)	116,000	38,667
BSA — 2019 plan	June 28, 2019	2.20	—	10,000	—	—	10,000	—
Total BSA			301,000	10,000	—	(45,000)	266,000	158,667
Total stock options			337,200	10,000	(27,400)	(45,000)	274,800	167,467

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Exercised	Forfeited	2018	exercisable
BSPCE—2015 plan	May 25, 2015	0.67	54,700	—	(31,900)	—	22,800	22,800
BSPCE—2013 plan	December 13, 2013	0.59	161,800	—	(148,400)	—	13,400	13,400
Total BSPCE			216,500	—	180,300	—	36,200	36,200
BSA—2017 plan	May 29, 2017	6.67	195,000	—	—	(20,000)	175,000	65,000
BSA—2018 plan	December 14, 2018	6.067	—	126,000	—	—	126,000	—
Total BSA			195,000	126,000	—	(20,000)	301,000	65,000
Total stock options			411,500	126,000	(180,300)	(20,000)	337,200	101,200

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2020	Issued	vesting	Forfeited	2020	exercisable
AGA — 2018‑2 plan	January 26, 2018	5.76	63,300	—	(63,300)	—	—	—
AGA — 2018‑3 plan	December 14, 2018	6.28	227,250	—	(227,250)	—	—	—
AGA — 2019‑1 plan	June 28, 2019	2.00	37,500	—	—	(8,400)	29,100	—
AGA — 2019‑2 plan	June 28, 2019	2.00	228,000	—	(227,000)	(1,000)	—	—
Total AGA			556,050	—	(517,550)	(9,400)	29,100	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2019	Issued	Vesting	Forfeited	2019	exercisable
AGA — 2017-1 plan	April 18, 2017	7.35	77,500	—	(77,500)	—	—	—
AGA — 2018-1 plan	January 26, 2018	5.76	10,000	—	(10,000)	—	—	—
AGA — 2018-2 plan	January 26, 2018	5.76	65,700	—	—	(2,400)	63,300	—
AGA — 2018-3 plan	December 14, 2018	6.28	265,700	—	—	(38,450)	227,250	—
AGA — 2019-1 plan	June 28, 2019	2.00	—	37,500	—	—	37,500	—
AGA — 2019-2 plan	June 28, 2019	2.00	—	246,000	—	(18,000)	228,000	—
Total AGA			418,900	283,500	(87,500)	(58,850)	556,050	—

		Stock price	Outstanding				Outstanding	Number of
		at grant date	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2018	Issued	Vesting	Forfeited	2018	exercisable
AGA—2017‑1 plan	April 18, 2017	7.35	79,900	—	—	(2,400)	77,500	—
AGA—2017‑2 plan	April 18, 2017	7.35	60,000	—	(60,000)	—	—	—
AGA—2018‑1 plan	January 26, 2018	5.76	—	10,000	—	—	10,000	—
AGA—2018‑2 plan	January 26, 2018	5.76	—	65,700	—	—	65,700	—
AGA—2018‑3 plan	December 14, 2018	6.28	—	265,700	—	—	265,700	—
Total AGA			139,900	341,400	(60,000)	(2,400)	418,900	—